Balance Sheet Components - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 35,170	$ 33,201	$ 29,455
Less accumulated depreciation and amortization	(19,082)	(17,310)	(14,116)
Property and equipment, net	16,088	15,891	15,339
Computers and Software
Property, Plant and Equipment [Line Items]
Total property and equipment	13,790	13,913	12,659
Building and Leasehold Improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	9,458	9,491	9,198
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	7,254	5,580	4,324
Furniture, Fixtures, and Office Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	1,686	1,633	1,422
Construction in Progress
Property, Plant and Equipment [Line Items]
Total property and equipment	1,891	1,493	761
Land
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,091	$ 1,091	$ 1,091